DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 9 - DERIVATIVE LIABILITY

The following table summarizes fair value measurements by level at September 30, 2018 for assets and liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivative liability	$-	$-	$(806,379)	$(806,379)

The following table summarizes fair value measurements by level at December 31, 2017 for assets and liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivative liability	$-	$-	$(90,738)	$(90,738)

The Company has issued convertible promissory notes during 2017 and 2018. The convertible notes require us to record the value of the conversion feature as a liability, at fair value, pursuant to ASC 815, including provisions in the notes that protect the holders from declines in the Company’s stock price, which is considered outside the control of the Company. The derivative liabilities are marked-to-market each reporting period and changes in fair value are recorded as a non-operating gain or loss in our statement of operations, until they are completely settled. The fair value of the conversion feature is determined each reporting period using the Black-Scholes option pricing model, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, interest rates and expected term. The assumptions used in valuing the derivative liability during 2018 were as follows:

September 30, 2018
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%
Expected stock price volatility	146.68%
Expected dividend payout	-
Expected option life (in years)	1
Expected forfeiture rate	0%

The following is a reconciliation of the derivative liability for 2018:

September 30, 2018
Value at December 31, 2017	$90,738
Increase in value	418,042
Initial value at debt issuance	297,599
Value at September 30, 2018	$806,379

The following table summarizes fair value measurements by level at December 31, 2017 for assets and liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total

Derivative liability	$—	$—	$(90,738)	$(90,738)

No financial assets or liabilities were measured on a recurring basis as of December 31, 2016.

The Company has issued convertible promissory notes during 2017. The convertible notes require us to record the value of the conversion feature as a liability, at fair value, pursuant to ASC 815, including provisions in the notes that protect the holders from declines in the Company’s stock price, which is considered outside the control of the Company. The derivative liabilities are marked-to-market each reporting period and changes in fair value are recorded as a non-operating gain or loss in our statement of operations, until they are completely settled. The fair value of the conversion feature is determined each reporting period using the Black-Scholes option pricing model, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, interest rates and expected term. The assumptions used in valuing the derivative liability during 2017 were as follows:

December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.20%
Expected stock price volatility	75.43%
Expected dividend payout	-
Expected option life (in years)	1
Expected forfeiture rate	0%

The following is a reconciliation of the derivative liability for 2017:

December 31, 2017
Value at December 31, 2016	$-
Initial value at the debt issuance	832,846
Decrease in value	(742,108)
Value at December 31, 2017	$90,738